Cash and cash equivalents (Details Textual) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Cash And Cash Equivalents [Abstract]
Restricted cash and cash equivalents	₨ 440,445	$ 5,283	₨ 1,194,787	₨ 792,035
Cash and cash equivalents	₨ 4,105,489	$ 49,242	₨ 3,650,446	₨ 3,781,978
Minimum number of months maturity period of other bank receipts	3 months